                               MFS SERIES TRUST II
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            April 1, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust II (the "Trust") (File No. 33-7637) on behalf of MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Gold & Natural Resources Fund and MFS Intermediate Income Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for each Series of the Trust does not differ from that contained in Post-Effective Amendment No. 21 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 27, 1997.

         Please call the undersigned or Sharon Julius-Doucette at (617) 954-5406 or (800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn